BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
20.	BUSINESS SEGMENTS

A)	Business segment reporting - by product

The Company has two reportable business segments: Manufacturing and trading of bimetallic composite wire products and its related products ("Bimetallic Composite Wire Products"), and manufacturing of wiring equipment and leasing copper coated aluminum wire technology ("Wiring Equipment').

The following tables set forth the Company's two main segments:

	Bimetallic composite
	wire products	Wiring equipment	Corporate and other	Consolidated Total
Year ended December 31, 2012
Product sales
Sales to third parties	$40,753,851	$1,884,266	$-	$42,638,117
Sales to related parties	-	-	-	-
Licensing technology	-	-	-	-
	40,753,851	1,884,266	-	42,638,117

Cost of sales
Sales to third parties	(31,718,549)	(890,784)	-	(32,609,333)
Sales to related parties	-	-	-	-
Licensing technology	-	-	-	-
	(31,718,549)	(890,784)	-	(32,609,333)

Gross profit	9,035,302	993,482	-	10,028,784

Selling and distribution expenses	(579,079)	(303,131)	(338)	(882,548)
Administrative and other expenses	(2,043,276)	(789,816)	(163,487)	(2,996,579)
Operating income/(loss)	6,412,947	(99,465)	(163,825)	6,149,657
Other income	393,585	52,669	569	446,823
Interest expenses	(875,612)	(74,274)	(16,914)	(966,800)

Income/(loss) before income taxes	5,930,920	(121,070)	(180,170)	5,629,680

Income tax expenses	(1,072,553)	(68,370)	-	(1,140,923)

Net income/(loss)	4,858,367	(189,440)	(180,170)	4,488,757

Total assets	$53,832,719	$9,372,561	$140,098	$63,345,378

	Bimetallic composite
	wire products	Wiring equipment	Corporate and other	Consolidated Total
Year ended December 31, 2011
Product sales
Sales to third parties	$47,175,147	$4,518,588	$-	$51,693,735
Sales to related parties	-	-	-	-
Licensing technology	-	775,494	-	775,494
	47,175,147	5,294,082	-	52,469,229

Cost of sales
Sales to third parties	(35,185,078)	(1,889,496)	-	(37,074,574)
Sales to related parties	-	-	-	-
Licensing technology	-	(53,760)	-	(53,760)
	(35,185,078)	(1,943,256)	-	(37,128,334)

Gross profit	11,990,069	3,350,826	-	15,340,895
Selling and distribution expenses	(522,318)	(83,953)	-	(606,271)
Administrative and other expenses	(1,238,401)	(635,872)	(788,322)	(2,662,595)

Operating income/(loss)	10,229,350	2,631,001	(788,322)	12,072,029
Other income	270,859	83,580	-	354,439
Interest expenses	(661,833)	(14,196)	-	(676,029)

Income/(loss) before income taxes	9,838,376	2,700,385	(788,322)	11,750,439
Income tax expenses	(1,516,509)	(280,222)	-	(1,796,731)

Net income/(loss)	$8,321,867	$2,420,163	$(788,322)	$9,953,708

Total assets	$40,194,094	$9,267,108	$619,333	$50,080,535

	Bimetallic
	composite wire products	Wiring equipment	Corporate and other	Consolidated Total
Year ended December 31, 2010
Product sales
Sales to third parties	$31,221,350	$4,752,042	$-	$35,973,392
Sales to related parties	1,423,123	-	-	1,423,123
Licensing technology	-	2,234,237	-	2,234,237
	32,644,473	6,986,279	-	39,630,752

Cost of sales
Sales to third parties	(21,402,841)	(2,008,216)	-	(23,411,057)
Sales to related parties	(976,487)	-	-	(976,487)
Licensing technology	-	(233,109)	-	(233,109)
	(22,379,328)	(2,241,325)	-	(24,620,653)

Gross profit	10,265,145	4,744,954	-	15,010,099
Selling and distribution expenses	(351,331)	(94,620)	-	(445,951)
Administrative and other expenses	(994,317)	(663,376)	(200,092)	(1,857,785)

Operating income/(loss)	8,919,497	3,986,958	(200,092)	12,706,363
Other income	91,067	4,170	-	95,237
Interest expenses	(381,373)	(191)	-	(381,564)

Income/(loss) before income taxes	8,629,191	3,990,937	(200,092)	12,420,036
Income tax expenses	(1,265,792)	(532,217)	-	(1,798,009)

Net income/(loss)	$7,363,399	$3,458,720	$(200,092)	$10,622,027

Total assets	$29,660,559	$6,734,737	$266,606	$36,661,902

B)	Business segment reporting - by geography

As its secondary segments, the Company reports two geographical areas, which are the main market areas: PRC and foreign market. There is no single foreign country market accounting for more than 10% of total revenues for the year ended December 31, 2012, 2011 and 2010, respectively.

The following tables set forth revenues from customers of products sold by geographic segment:

	For the Year Ended December 31,
Geographical information:	2012	2011	2010

PRC	$34,002,646	$44,615,729	$34,478,754
Others	8,635,471	7,853,500	5,151,998
	$42,638,117	$52,469,229	$39,630,752